As filed with the Securities and Exchange Commission on August 1, 2014.

File No. 333-43886

811-05439

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 21	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 257	☒

VARIABLE ACCOUNT D

(Exact Name of Registrant)

UNION SECURITY INSURANCE COMPANY

(Name of Depositor)

2323 Grand Boulevard
Kansas City, MO 64108

(Address of Depositor’s Principal Offices)

(816) 474-2345

(Depositor’s Telephone Number, Including Area Code)

Lisa Proch
Hartford Life and Annuity Insurance Company
P.O. Box 2999
Hartford, CT 06104-2999

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on August 1, 2014, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on , pursuant to paragraph (a)(1) of Rule 485
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus and Statement of Additional Information are incorporated in Part A of this Post-Effective Amendment No.21, by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 333-43886), as filed on April 15, 2014.

A Supplement to the Prospectus, dated August 1, 2014, is included in Part A of this Post-Effective Amendment.

A supplement to the Statement of Additional Information, dated August 1, 2014, is included in Part B of this Post Effective Amendment.

Part A

Supplement Dated August 1, 2014 to your
Variable Annuity Product Prospectus Dated May 1, 2014

A Special Meeting (the "Meeting") of Shareholders of the "Merging Fund" (identified in the chart below), a series of Hartford Series Fund, Inc., will take place on or about September 15, 2014. At the Meeting, Shareholders of the Merging Fund will vote on a proposed Agreement and Plan of Reorganization ("Reorganization Plan"). If approved at the Meeting, pursuant to the Reorganization Plan, the Merging Fund will be reorganized (merged) into a corresponding series of the HIMCO Variable Insurance Trust (identified in the chart below as the "Acquiring Fund"). HIMCO Variable Insurance Trust is a newly organized open-end management investment company (a mutual fund) that is affiliated with Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, Hartford Series Fund, Inc., Hartford Investment Management Company and Hartford Securities Distribution, LLC.

Merging Fund	Acquiring Fund
Hartford Index HLS Fund Class IA	HIMCO VIT Index Fund Class IA

The Board of Directors of Hartford Series Fund, Inc. has set a record date of June 24, 2014 ("Record Date"). Shareholders of the Merging Fund on the Record Date are entitled to notice of and to vote at the Meeting. Contract Owners with Contract Value allocated to the Merging Fund as of the Record Date will receive notice of the Meeting, a Proxy Statement/Prospectus and a voting instruction card. The Proxy Statement/Prospectus will set forth information about the proposed merger. The Acquiring Fund and its corresponding Merging Fund have the same investment objective and investment strategies.

Proposed Reorganization

With regard to the reorganization, if the Reorganization Plan is approved, you will no longer be able to allocate new Premium Payments or make transfers to the Merging Fund Sub-Account, including program trades, on or after the close of business on October 16, 2014.

Effective as of the close of business on or about October 17, 2014, for the Reorganization Plan that is approved:

•  all assets and liabilities of the Merging Fund Sub-Account will be transferred into the Acquiring Fund Sub-Account;

•  Shareholders of the Merging Fund Sub-Account will receive shares of the same class of the Acquiring Fund Sub-Account that are equal in value to the shares of the Merging Fund Sub-Account held by the shareholder;

•  If any of your Contract Value is invested in the Merging Fund Sub-Account that Contract Value will be automatically merged into the Acquiring Fund Sub-Account;

•  If any portion of your future Premium Payments is allocated to the Merging Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract;

•  any transaction that includes an allocation to the Merging Fund Sub-Account will automatically be allocated to the Acquiring Fund Sub-Account; and

•  unless you direct us otherwise, if you are enrolled in any Automatic Income, DCA, DCA Plus, InvestEase®, Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocation to the Merging Fund Sub-Account, your enrollment will automatically be updated to reflect the Acquiring Fund Sub-Account.

If the Reorganization Plan is approved, effective on or about October 20, 2014, all references and information contained in the prospectus for your Contract related to the Merging Fund Sub-Account are deleted and replaced with the Acquiring Fund Sub-Account.

Additional Fund Investment Option

The Acquiring Fund will not be available for allocations of new Premium Payments or transfers of Contract Value until the merger, if approved, is complete. If the merger is approved, the Acquiring Fund Sub-Account will become available as an investment option for allocations of new Premium Payments and transfers of Contract Value effective October 20, 2014. The investment adviser for the Acquiring Fund is Hartford Investment Management Company. Additional information on the Acquiring Fund will be available in the Acquiring Fund's prospectus.

This supplement should be retained with the prospectus for future reference.

HV-7584

Part B

Supplement Dated August 1, 2014 to your
Statement of Additional Information Dated May 1, 2014

The Experts section is deleted and replaced with the following:

EXPERTS

The statements of assets and liabilities of Separate Account D of Union Security Life Insurance Company of New York as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 28, 2014, which is included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

This Supplement Should Be Retained For Future Reference.

HV-7581

PART C

OTHER INFORMATION

Item 24.         Financial Statements and Exhibits

(a)	All financial statements are included in Part A and Part B of the Registration Statement.
(b)	Exhibits:
	(1)	Resolution of the Board of Directors of Fortis Benefits Insurance Company authorizing the establishment of Variable Account D.(1)
	(2)	Not applicable.
	(3)	a) Assignment and Novation Agreement.(6) Consent to Assignment and Novation Agreement.(6) Principal Underwriter Agreement(6)
b) Form of Dealer Sales Agreement.(1)
	(4)	Form of Variable Annuity Contract.(2)
	(5)	Form of Application.(3)
	(6)	a) Restated and Amended Articles of Incorporation of Union Security Insurance Company.(3)
b) Restated By-Laws of Union Security Insurance Company.(4)
	(7)	Form of Reinsurance Contract.(1)
	(8)	Form of Participation Agreement.(1)
	(9)	a) Opinion and Consent of Counsel.
	(9)	b) Opinion and Consent of Counsel.
	(10)	a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
	(11)	No Financial Statements are omitted.
	(12)	Not applicable.
	(26)	Organizational Chart(7)
	(99)	Copy of Power of Attorney.

(1)	Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701 filed on April 19, 2002.

(2)	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-43886 filed on November 8, 2000.

(3)	Incorporated by reference to Post-Effective Amendment No. 24 to the Registration File No. 333-43799, filed on April 22, 2013.

(4)	Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement File No. 033-63935 filed on November 16, 2009.

(5)	Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-43886 filed on October 21, 2005.

(6)	Incorporated by reference to Post Effective Amendment No. 18, to the Registration Statement File No. 333-43886, filed on November 14, 2012.

(7)	Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-1, File No. 333-166458, filed on April 15, 2014.

Item 25.         Directors and Officers of Depositor

Name and Address	Position and Offices with Depositor
Stacia N. Almquist (1)	Senior Vice President, Director
S. Craig Lemasters (2)	Director
Christopher J. Pagano (3)	Director
John Steven Roberts (1)	President and Chief Executive Officer, Chairman of the Board
Miles B. Yakre (1)	Senior Vice President, Chief Financial Officer and Treasurer, Director

(1)	Address: 2323 Grand Boulevard, Kansas City, MO 64108

(2)	Address: 260 Interstate North Circle, NW, Atlanta, GA 33039

(3)	Address: Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005

Item 26.                          Persons Controlled By or Under Control With the Depositor or Registrant.

Incorporated by reference to Post Effective Amendment No. 6 to the Registration Statement on Form S-1, File No. 333-166458, filed on April 15, 2014.

Items 27.                     Number of Contract Owners

As of May 30, 2014, there were 24,241 Contract Owners.

Item 28.                          Indemnification

Union Security’s By-Laws provide for indemnity and payment of expenses of Union Security’s officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Kansas law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Registrant and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                          Principal Underwriters

(a)            HSD acts as principal underwriter for the following investment companies:

Hartford Life Insurance Company - DC Variable Account I

Hartford Life Insurance Company - Separate Account One

Hartford Life Insurance Company - Separate Account Two

Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)

Hartford Life Insurance Company - Separate Account Two (QP Variable Account)

Hartford Life Insurance Company - Separate Account Two (Variable Account “A”)

Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)

Hartford Life Insurance Company - Separate Account Ten

Hartford Life Insurance Company - Separate Account Three

Hartford Life Insurance Company - Separate Account Five

Hartford Life Insurance Company - Separate Account Seven

Hartford Life Insurance Company - Separate Account Eleven

Hartford Life Insurance Company - Separate Account Twelve

Hartford Life and Annuity Insurance Company - Separate Account One

Hartford Life and Annuity Insurance Company - Separate Account Ten

Hartford Life and Annuity Insurance Company - Separate Account Three

Hartford Life and Annuity Insurance Company - Separate Account Five

Hartford Life and Annuity Insurance Company - Separate Account Six

Hartford Life and Annuity Insurance Company - Separate Account Seven

Union Security Life Insurance Company of New York - Separate Account A

Union Security Insurance Company - Variable Account C

Union Security Insurance Company - Variable Account D

(b)            Directors and Officers of HSD:

POSITIONS AND OFFICES
NAME	WITH UNDERWRITER
Diana Benken	Chief Financial Officer and Controller/FINOP
Christopher S. Conner (1)	AML Compliance Officer, Chief Compliance Officer and Privacy Officer
Christopher J. Dagnault (2)	President, Chief Executive Officer
Aidan Kidney	Senior Vice President
Kathleen E, Jorens (3)	Vice President, Assistant Treasurer
Robert W. Paiano (3)	Senior Vice President, Treasurer
Cathleen Shine	Secretary
Jane Wolak	Chairman of the Board, Director

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 07089.

(1)                                 Address:  1500 Liberty Ridge Dr., Wayne, PA 19087

(2)                                 Address:  500 Bielenberg Drive, Woodbury, MN 55125

(3)                                 Address: One Hartford Plaza, Hartford, CT 06155

(c)             None.

Item 30.                          Location of Accounts and Records

The accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Union Security Insurance Company:	576 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company	500 Bielenberg Drive, Woodbury, MN 55125
Hartford Securities Distribution:	200 Hopmeadow Street, Simsbury, CT 06089

Item 31.                          Management Services

Effective April 1, 2001, Union Security contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company (“Hartford Life”), a subsidiary of The Hartford Financial Services Group. Although Union Security remains responsible for all contract terms and conditions, Hartford Life is ultimately responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of Union Security.

Item 32.                          Undertakings

(a)            The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b)            The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)             The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)            The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on August 1, 2014.

VARIABLE ACCOUNT D OF
UNION SECURITY INSURANCE COMPANY
(Registrant)

By:	John Steven Roberts	*By:	/s/ Lisa Proch

	John Steven Roberts,		Lisa Proch
	President and Chief Executive Officer,		Attorney-in-Fact
Chairman of the Board*

UNION SECURITY INSURANCE COMPANY
(Depositor)

By:	John Steven Roberts

John Steven Roberts,
President and Chief Executive Officer,
Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

Stacia N. Almquist, Senior Vice President, Director
S. Craig Lemasters, Director*
Christopher J. Pagano, Director*
John Steven Roberts, President and Chief Executive
Officer, Chairman of the Board*	*By:	/s/ Lisa Proch

Lisa Proch
Miles B. Yakre, Senior Vice President, Chief Financial		Attorney-in-Fact
Officer and Treasurer, Director*	Date:	August 1, 2014

333-43886

EXHIBIT INDEX

9(a)	Opinion and Consent of Counsel.
9(b)	Opinion and Consent of Counsel.
10(a)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
10(b)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
99	Copy of Power of Attorney.